SUBSEQUENT EVENTS (Narrative) (Details) - USD ($)											1 Months Ended			2 Months Ended	3 Months Ended		12 Months Ended
	May 28, 2026	May 27, 2026	May 15, 2026	May 05, 2026	Apr. 28, 2026	Mar. 25, 2026	Sep. 26, 2025	Jul. 28, 2025	Jul. 27, 2025	Jan. 30, 2025	Jul. 28, 2025	Jan. 30, 2025	Nov. 27, 2024	May 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024		Jan. 17, 2025	Jan. 15, 2025
Subsequent Event [Line Items]
Ordinary shares, shares authorized															900,000		900,000	148,148
Ordinary shares, par value per share (in Dollars per share)															$ 0.135		$ 0.135	$ 0.135
Reverse stock split conversion ratio	1-for-10										1-for-15		1-for-9
Reverse stock split conversion price	$ 0.135	$ 0.0135						$ 0.0135	$ 0.0009
Ordinary shares, shares issued															339,486		312,665	12,323	[1]
Ordinary shares, shares outstanding															339,486		312,665	12,323	[1]
Number of ordinary shares issued in warrants exercised																	309,868,000
Proceeds from exercise of warrants															$ 0	$ 864,000	$ 2,644,000	$ 0
Ordinary Shares [Member]
Subsequent Event [Line Items]
Shares issued, price per share																					$ 202.5
Number of ordinary shares issued in warrants exercised															4,270					10,386	14,309
Warrants exercisable for ordinary shares [Member]
Subsequent Event [Line Items]
Warrants issued															4,270					10,386	14,309
Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Shares issued, price per share										$ 202.5		$ 202.5
Proceeds from exercise of warrants										$ 3,276,000		$ 3,276,000
Placement agent fees and other offering expenses										$ 462,000		$ 462,000
Exercise price of placement agent warrants										$ 276.6		$ 276.6			$ 253.1
Placement agent cash fee in percentage										8.00%		8.00%
Placement agent warrants issued as percentage of ordinary shares										7.00%		7.00%
Sales Agent [Member] | At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued						6,408,000
Expected sell amount on newly issued ordinary shares						$ 76,000	$ 13,170,000
Minimum [Member]
Subsequent Event [Line Items]
Reverse stock split conversion price	$ 0.135	$ 0.0135									$ 0.0009		$ 0.0001
Maximum [Member]
Subsequent Event [Line Items]
Reverse stock split conversion price											$ 0.0135		$ 0.0009
Subsequent Event [Member]
Subsequent Event [Line Items]
Increase in authorized share capital, shares					5,000,000
Ordinary shares, shares authorized					900,000
Ordinary shares, total value of shares authorized					$ 121,500
Ordinary shares, par value per share (in Dollars per share)				$ 0.135	$ 0.135
Subsequent Event [Member] | Sales Agent [Member] | At The Market Offering Agreement [Member]
Subsequent Event [Line Items]
Ordinary shares issued														176,811
Expected sell amount on newly issued ordinary shares														$ 1,085,000
Subsequent Event [Member] | 2024 Equity Incentive Plan [Member]
Subsequent Event [Line Items]
2024 Equity Incentive Plan, amendment description					An amendment to the Silexion Therapeutics Corp 2024 Equity Incentive Plan, effective as of January 1, 2026, to increase the number of ordinary shares added annually on January 1st under the “evergreen” provision of the plan from (x) 5% of the Company’s issued and outstanding ordinary shares, to (y) such number of ordinary shares as yields a pool of ordinary shares reserved under all equity incentive plans of the Company that constitutes, in the aggregate, 10% of the issued and outstanding ordinary shares on a fully diluted basis
Subsequent Event [Member] | Reverse share split [Member]
Subsequent Event [Line Items]
Ordinary shares, par value per share (in Dollars per share)				$ 0.0135
Reverse stock split conversion ratio				1-for-10	1-for-10
Number of publicly held shares					500,000
Subsequent Event [Member] | May 2026 Inducement Offer [Member]
Subsequent Event [Line Items]
Number of securities that can be called by placement agent warrants			399,020
Exercise price of placement agent warrants			$ 5
Conversion price (in Dollars per share)			$ 5
Debt conversion amount			$ 299,000
Debt conversion number of shares issued			59,853
Debt instrument conversion terms			In connection with the sale of 108,826 ordinary shares to investors under the ATM facility on May 2026 at an average price per share of $3.2, the Company converted $105 of the principal amount under the Related Party Promissory Note into 32,648 ordinary shares, which it issued to the Sponsor at the same price of $3.2 per share as in that transaction.
Foregoing conversions			$ 1,229,000
Subsequent Event [Member] | May 2026 Inducement Offer [Member] | Warrants exercisable for ordinary shares [Member]
Subsequent Event [Line Items]
Warrants issued			199,510
Shares issued, price per share			$ 5
Number of ordinary shares issued in warrants exercised			199,510
Proceeds from exercise of warrants			$ 1,000
Placement agent fees and other offering expenses			$ 200
Subsequent Event [Member] | May 2026 Inducement Offer [Member] | Warrants exercisable for ordinary shares [Member] | Tranche One [Member]
Subsequent Event [Line Items]
Warrants issued			102,250
Shares issued, price per share			$ 40
Descriptions of warrant exercise condition			(i) 102,250 were Series A warrants that had been issued in the Company’s public offering completed in September 2025 and had a five-year exercise term and an exercise price of $40.0 per underlying ordinary share
Subsequent Event [Member] | May 2026 Inducement Offer [Member] | Warrants exercisable for ordinary shares [Member] | Tranche Two [Member]
Subsequent Event [Line Items]
Warrants issued			77,875
Shares issued, price per share			$ 40
Descriptions of warrant exercise condition			(ii) 77,875 were Series B Warrants that had been issued in that September 2025 public offering and had a one-year exercise term and an exercise price of $40.0 per underlying ordinary share
Subsequent Event [Member] | May 2026 Inducement Offer [Member] | Warrants exercisable for ordinary shares [Member] | Tranche Three [Member]
Subsequent Event [Line Items]
Warrants issued			19,385
Shares issued, price per share			$ 113.2
Subsequent Event [Member] | May 2026 Inducement Offer [Member] | Placement Agent Warrants [Member]
Subsequent Event [Line Items]
Number of securities that can be called by placement agent warrants			13,966
Exercise price of placement agent warrants			$ 6.25
Placement agent cash fee in percentage			8.00%
Placement agent warrants issued as percentage of ordinary shares			7.00%
Subsequent Event [Member] | May 2026 Inducement Offer [Member] | Series C Warrants Exercisable [Member]
Subsequent Event [Line Items]
Number of securities that can be called by placement agent warrants			204,500
Subsequent Event [Member] | May 2026 Inducement Offer [Member] | Series D Warrants Exercisable [Member]
Subsequent Event [Line Items]
Number of securities that can be called by placement agent warrants			194,520
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Ordinary shares, shares authorized					5,900,000
Ordinary shares, total value of shares authorized					$ 796,500
Ordinary shares, par value per share (in Dollars per share)					$ 0.135

[1]	Net of 3 treasury shares held by the Company as of December 31, 2024